Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Fair Value of Type Financial Instrument

The fair value of the Group’s financial instruments as of December 31, 2017 and 2016 is presented by type of the financial instrument in the table below:

		As of December 31, 2016		As of December 31, 2017
		Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Debt instruments	HTM	2,171	2,195	1,804	1,827
Long-term loans	LAR	120	120	164	164

Total financial assets		2,291	2,315	1,968	1,991

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

			Fair value measurement using
			Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets for which fair values are disclosed
Debt instruments	December 31, 2017	1,827	1,827	—	—
Long-term loans	December 31, 2017	164	—	—	164
Assets for which fair values are disclosed
Debt instruments	December 31, 2016	2,195	2,195	—	—
Long-term loans	December 31, 2016	120	—	—	120